LEASE (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of information about leases expense
June 30, 2019
Operating Leases:
Operating lease – right of use (“ROU”) assets	$41,778

Operating lease liability, current portion	21,398
Operating lease liability, noncurrent portion	20,380
Total operating lease liabilities	$41,778

Six Months Ended
June 30, 2019
Operating lease expenses, net	$8,704
$8,704

Schedule of other information related to leases
Six Months Ended
June 30, 2019
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	8,704

Weighted Average Remaining Lease Term:
Operating leases	2 years

Weighted Average Discount Rate:
Operating leases	4%

Schedule of minimum future annual payments
Operating leases
2019 (excluding the six months ended June 30, 2019)	$11,302
2020	22,605
2021	9,418
Total future minimum lease payments, undiscounted	43,325
Less: Imputed interest	(1,547)
Present value of future minimum lease payments	$41,778